SCHEDULE OF OTHER ACCOUNTS PAYABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Accounts Payable
Employees and government authorities	$ 1,355	$ 874
Related parties (note 29)	845	44
Other accounts payable	$ 2,200	$ 918